Leases 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Operating leases
Right-of-use assets		$ 235,000
Other long-term assets
Operating leases
Right-of-use assets	$ 236,604
Operating lease, right-of-use asset - Extensible List	us-gaap:OtherAssetsNoncurrent
Accrued expenses and other liabilities
Operating leases
Current operating lease liabilities	$ 39,126
Operating lease liability, current - Extensible list	nclh:AccruedLiabilitiesAndOtherLiabilitiesCurrent
Other long-term liabilities
Operating leases
Non-current operating lease liabilities	$ 207,243
Operating lease liability, non current - Extensible list	us-gaap:OtherLiabilitiesNoncurrent
Property and equipment, net
Finance leases
Right-of-use assets	$ 13,873
Finance lease, right-of-use asset - Extensible List	us-gaap:PropertyPlantAndEquipmentNet
Current portion of long-term debt
Finance leases
Current finance lease liabilities	$ 6,419
Finance lease liability, current - Extensible list	us-gaap:LongTermDebtAndCapitalLeaseObligationsCurrent
Long-term debt.
Finance leases
Non-current finance lease liabilities	$ 8,812
Finance lease liability, noncurrent - Extensible list	us-gaap:LongTermDebtAndCapitalLeaseObligations